Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 18,366	$ 17,829
Statutory Accounting Practices, Statutory Net Income Amount	$ (1,792)	$ (1,562)	$ 3,259